Property, plant & equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant & equipment
Investment in property plant and equipment and right of use assets	€ 30,911	€ 16,282
Gain (Loss) on disposal of property, plant and equipment.	292	(416)	€ (347)
Impairments of property, plant and equipment	0	(160)	0
New metal production	111,331	95,400	94,276
Right-of-use assets	7,719	8,102	8,420
Additions to right of use assets	3,150
Land and buildings
Property, plant & equipment
Right-of-use assets	4,368	4,511	4,822
Depreciation charge	1,851	1,735	1,663
Additions to right of use assets	1,822	1,739	1,934
Property, plant and equipment, pledged as security	18,305	21,851	22,696
Vehicles
Property, plant & equipment
Right-of-use assets	2,160	2,516
Equipment
Property, plant & equipment
Right-of-use assets	1,191	1,075
Property, plant and equipment, pledged as security	253	314	864
Leased assets
Property, plant & equipment
Right-of-use assets	7,719	8,100	€ 8,420
Construction in progress | Germany
Property, plant & equipment
New metal production	23,655
Land and buildings
Property, plant & equipment
Investment in property plant and equipment and right of use assets	4,519	4,027
Machinery
Property, plant & equipment
Investment in property plant and equipment and right of use assets	23,851	8,682
IT equipment [member]
Property, plant & equipment
Investment in property plant and equipment and right of use assets	684	1,102
Leased vehicle
Property, plant & equipment
Investment in property plant and equipment and right of use assets	1,384	2,240
Furniture [member]
Property, plant & equipment
Investment in property plant and equipment and right of use assets	€ 473	€ 231